Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
	June 30, 2024	December 31, 2023
Finished products	3,225,177	3,096,459
Work in process	520,356	586,036
Raw materials	727,964	759,035
Supplies	683,266	659,700
	5,156,763	5,101,230

	December 31, 2023	December 31, 2022
Finished products	3,096,459	3,296,410
Work in process	586,036	523,293
Raw materials	759,035	932,317
Supplies	659,700	641,562
	5,101,230	5,393,582

Schedule of Inventory is Recognized as Cost of Sales	Changes in the realizable value of inventories is recognized as “Cost of sales” and is presented below:
	June 30, 2024	June 30, 2023
Balance at the beginning of the period	(57,062)	(59,525)
Additions	(15,593)	(33,769)
Write-off	29,089	36,626
Exchange rate variation	2,320	(3,138)
Balance at the end of the period	(41,246)	(59,806)
Changes in the realizable value of inventories is recognized in the financial statement of income as “Cost of sales” and is presented below:
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at the beginning of the period	(59,525)	(44,555)	(35,101)
Additions	(54,945)	(57,803)	(43,066)
Write-off	61,045	44,639	32,789
Exchange rate variation	(3,637)	(1,806)	823
Balance at the end of the period	(57,062)	(59,525)	(44,555)